Annual Total Returns (Equity Index Portfolio - Equity Index Portfolio Annuity) (Equity Index Portfolio, Equity Index Portfolio - Equity Index Portfolio)	18 Months Ended
Jun. 30, 2013
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Annual Total Return
2012	15.86%
2011	1.93%
2010	14.91%
2009	26.44%
2008	(36.93%)
2007	5.38%
2006	15.71%
2005	4.79%
2004	10.80%
2003	28.47%